Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
A summary of stock option activity for the six months ended June 30, 2022 is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding as of December 31, 2021	22,454,663	$0.05
Granted	651,096	$2.82
Exercised	(3,872,794)	$0.02

Outstanding as of June 30, 2022	19,232,965	$0.15	2.09	$43,731

Exercisable as of June 30, 2022	18,530,087	$0.03	1.80	$43,731

(1)
The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price on the last trading day of the quarter and the exercise prices, multiplied by the number of in-the-money
stock options.

A summary of stock option activity for the year ended December 31, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding as of December 31, 2020	33,354,871	$0.02
Granted	1,664,251	$0.50
Exercised	(10,969,639)	$0.02
Forfeited	(1,594,820)	$0.02

Outstanding as of December 31, 2021	22,454,663	$0.05	2.32	$185,620

Exercisable as of December 31, 2021	22,385,232	$0.02	2.30	$185,620

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards Granted	The weighted-average fair value of options granted during the six months ended June 30, 2022 was $1.84 per share and was calculated using the following key input assumptions in the Black-Scholes option-pricing model:

Risk -free interest rate	3.25%
Expected dividend yield	0%
Expected volatility	75%
Expected term	5.5 years
The weighted-average fair value of options granted during the year ended December 31, 2021 was $8.97 per share and was calculated using the following assumptions. No options were granted during 2020 and 2019.

Year Ended December 31, 2021

Risk-free interest rate	0.11%
Dividend yield	0%
Expected volatility	88.6%
Expected term (in years)	0.96

Summary of RSU and RSA Activity
A summary of the RSU and restricted stock award (“RSA”) activity for the six months ended June 30, 2022 is presented below:

	Restricted Stock Units		Restricted Stock Awards
	Number of Shares	Weighted Average Grant Date Fair Value (1)	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2021	168,321,952	$13.58	182,622	$1.99
Granted	64,269,271	$3.79
Vested	(15,560,621)	$12.81	(89,264)	$1.99
Forfeited	(2,759,099)	$9.21

Nonvested as of June 30, 2022	214,271,503	$10.75	93,358	$1.99

(1)	The weighted average grant date fair value of awards granted prior to the modification date reflect the modification-date fair value and not the original grant date fair value.

A summary of the RSU and RSA activity for the year ended December 31, 2021 is presented below:

	Restricted Stock Units		Restricted Stock Awards
	Number of Shares	Weighted Average Grant Date Fair Value (1)	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	124,932,207	$1.74	419,049	$1.99
Granted	133,307,479	$13.53	—
Vested	(85,829,389)	$13.39	(236,427)	$1.99
Forfeited	(4,088,345)	$5.23	—

Nonvested as of December 31, 2021	168,321,952	$13.58	182,622	$1.99

Schedule of Assumptions Used to Estimate Fair Value, Earnout RSUs
The grant date fair value of Earnout RSUs was estimated on the Closing Date and remeasured on the modification date using a Monte Carlo simulation model with the following assumptions:

Year Ended December 31, 2021
Risk-free interest rate	0.84% - 1.21%
Expected volatility	53.1% - 81%
Expected term (in years)	4.83 - 5
Dividend yield	—

Summary of Activity For Earnout RSA
A summary of activity during the six months ended June 30, 2022 for the Earnout RSUs and the earnout shares underlying Old Ginkgo RSAs (“Earnout RSAs”) is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2021	27,863,125	$12.87
Vested	(433,160)	$13.33
Forfeited	(169,894)	$12.92

Nonvested as of June 30, 2022	27,260,071	$12.86

A summary of activity during the year ended December 31, 2021 for the Earnout RSUs and the earnout shares underlying Old Ginkgo RSAs (“Earnout RSAs”) is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	—
Granted	30,539,475	$12.91
Vested	(2,580,570)	$13.33
Forfeited	(95,780)	$12.92

Nonvested as of December 31, 2021	27,863,125	$12.87

Summary of Stock-based Compensation
The following table summarizes stock-based compensation expense by financial statement line item in the Company’s condensed consolidated statements of operations and comprehensive loss for the periods presented (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$216,838	$22	$477,846	$40
General and administrative	389,677	14,497	781,490	14,597

Total	$606,515	$14,519	$1,259,336	$14,637

Stock-Based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Research and development	$926,730	$79	$64
General and administrative	755,835	397	707

Total	$1,682,565	$476	$771